Financial Instruments - Treasury Lock contracts (Detail) - Treasury Lock contracts [Member] - 0-1 year [member] $ in Millions	Dec. 31, 2019 MXN ($)
Disclosure of detailed information about hedges [line items]
Notional	$ 10,365
Fair Value Asset	$ 102